Benefit Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning Balance	496,118	323,086	307,761
Granted	130,000	175,000	64,470
Outstanding Ending balance	624,618	496,118	323,086
Outstanding beginning balance	$ 1.26	$ 1.39	$ 2.37
Granted	$ 0.89	$ 1.07	$ 1.22
Outstanding Ending balance	$ 1.18	$ 1.26	$ 1.39
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning Balance	217,746	224,240	269,265
Expired	(208,665)	(6,494)	(47,632)
Granted			2,607
Outstanding Ending balance	9,081	217,746	224,240
Outstanding beginning balance	$ 6.06	$ 7.40	$ 11.55
Expired	$ 6.01	$ 52.33	$ 30.51
Granted			$ 1.05
Outstanding Ending balance	$ 7.18	$ 6.06	$ 7.40